Basis Of Presentation And Summary Of Significant Accounting Policies - Reconciliation of Net (Loss) Income Per Common Stock (Details)1 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Weighted-average shares outstanding - basic	17,476,105	4,213,244
Weighted average shares outstanding, diluted (in shares)	17,476,105	4,213,244
Class A common stock subject to redemption | BURTECH ACQUISITION CORP [Member]
Subsidiary, Sale of Stock [Line Items]
Allocation of net income, basic	$ (1,176,526)	$ 660,301
Allocation of net income, diluted	$ (1,176,526)	$ 660,301
Weighted-average shares outstanding - basic	4,333,146	10,578,271
Weighted average shares outstanding, diluted (in shares)	4,333,146	10,578,271
Net income per share - basic	$ (0.27)	$ 0.06
Net income per share - diluted	$ (0.27)	$ 0.06
Non-Redeemable Class A common stock | BURTECH ACQUISITION CORP [Member]
Subsidiary, Sale of Stock [Line Items]
Allocation of net income, basic	$ (2,937,005)	$ 112,586
Allocation of net income, diluted	$ (2,937,005)	$ 112,586
Weighted-average shares outstanding - basic	10,816,995	1,803,670
Weighted average shares outstanding, diluted (in shares)	10,816,995	1,803,670
Net income per share - basic	$ (0.27)	$ 0.06
Net income per share - diluted	$ (0.27)	$ 0.06
Non-Redeemable Class B common stock | BURTECH ACQUISITION CORP [Member]
Subsidiary, Sale of Stock [Line Items]
Allocation of net income, basic	$ (1)	$ 566,255
Allocation of net income, diluted	$ (1)	$ 566,255
Weighted-average shares outstanding - basic	5	9,071,610
Weighted average shares outstanding, diluted (in shares)	5	9,071,610
Net income per share - basic	$ (0.27)	$ 0.06
Net income per share - diluted	$ (0.27)	$ 0.06